Leases - Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases [Abstract]
Right of use assets	¥ 878,649	¥ 1,637,903		$ 125,645
Operating lease liabilities, current	785,968	902,610		112,392
Operating lease liabilities, non-current	48,033	688,333		$ 6,869
Total operating lease liabilities	834,001	1,590,942
Operating cash payments for operating leases	943,377	2,286,183	¥ 1,801,311
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 187,199	¥ 6,402,212	¥ 9,349,932
Weighted average remaining lease term (years)	10 months 20 days	1 year 10 months 9 days	2 years 4 months 13 days	10 months 20 days
Weighted average discount rate	3.30%	3.10%	3.45%	3.30%